Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul. 01, 2018
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Trust II

JPMorgan Municipal Income Fund

JPMorgan Tax Free Bond Fund

(Class A Shares)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 30, 2018

to the Summary Prospectuses, Prospectus and Statement of Additional Information

dated July 1, 2018, as supplemented

Changes to Sales Charges, Breakpoints and Finders’ Fees for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Funds has approved changes to the sales charges, breakpoint schedules and finders’ fees for Class A Shares of the Funds. If you purchase $250,000 or more of Class A Shares of the Funds on or after the Effective Date, you will no longer be assessed a sales charge. In connection with these changes, the following changes will be made to the Summary Prospectuses, the Prospectus, and Statement of Additional Information on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the table entitled “Shareholder Fees” for each Fund will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	NONE	1.00%	NONE
	(under $250,000)
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	NONE	1.00%	NONE
	(under $1 million)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Trust II

JPMorgan Municipal Income Fund

(Class A Shares)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 30, 2018

to the Summary Prospectuses, Prospectus and Statement of Additional Information

dated July 1, 2018, as supplemented

Changes to Sales Charges, Breakpoints and Finders’ Fees for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Funds has approved changes to the sales charges, breakpoint schedules and finders’ fees for Class A Shares of the Funds. If you purchase $250,000 or more of Class A Shares of the Funds on or after the Effective Date, you will no longer be assessed a sales charge. In connection with these changes, the following changes will be made to the Summary Prospectuses, the Prospectus, and Statement of Additional Information on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the table entitled “Shareholder Fees” for each Fund will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	NONE	1.00%	NONE
	(under $250,000)
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	NONE	1.00%	NONE
	(under $1 million)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
JPMorgan Municipal Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	jpmt2_MaximumDeferredSalesChargeOverOtherTwo	none	[2]
JPMorgan Municipal Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	jpmt2_MaximumDeferredSalesChargeOverOtherTwo	1.00%
JPMorgan Municipal Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	jpmt2_MaximumDeferredSalesChargeOverOtherTwo	none
JPMorgan Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Trust II

JPMorgan Tax Free Bond Fund

(Class A Shares)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 30, 2018

to the Summary Prospectuses, Prospectus and Statement of Additional Information

dated July 1, 2018, as supplemented

Changes to Sales Charges, Breakpoints and Finders’ Fees for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Funds has approved changes to the sales charges, breakpoint schedules and finders’ fees for Class A Shares of the Funds. If you purchase $250,000 or more of Class A Shares of the Funds on or after the Effective Date, you will no longer be assessed a sales charge. In connection with these changes, the following changes will be made to the Summary Prospectuses, the Prospectus, and Statement of Additional Information on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the table entitled “Shareholder Fees” for each Fund will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	NONE	1.00%	NONE
	(under $250,000)
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	NONE	1.00%	NONE
	(under $1 million)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
JPMorgan Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	jpmt2_MaximumDeferredSalesChargeOverOtherTwo	none	[2]
JPMorgan Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	jpmt2_MaximumDeferredSalesChargeOverOtherTwo	1.00%
JPMorgan Tax Free Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	jpmt2_MaximumDeferredSalesChargeOverOtherTwo	none

[1]	(under $250,000)
[2]	(under $1 million)